Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenues, net	$ 21,121	$ 22,968
Revenues Derived From Spot Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	3,962	17,194
Revenues Derived From Time Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	$ 17,159	$ 5,774